Distribution of the Bank’s profit and Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Distribution of the Bank’s profit and Earnings per share
Schedule of distribution of the Bank’s profit

	2016	2017	2018

Profit of the year	16,536	18,678	19,356
Dividends declared	17,468	8,910	9,228
Dividend per share (pesos)	2.58	1.31	1.36
Date of payment	05/26/2016 and	05/30/2017 and	06/29/2018 and
	12/30/2016	12/27/2017	12/28/2018

Earnings per share basic and diluted

Accordingly, basic earnings per share after the Merger were determined as follows:

	2016	2017	2018

Profit attributable to the Parent	16,536	18,678	19,353
Profit attributable to the Parent (net of non-controlling interest)	16,536	18,678	19,353
Weighted average number of shares outstanding	6,777,381,551	6,777,381,551	6,776,220,369
Basic earnings per share (pesos)	2.44	2.76	2.86

ii.   Diluted earnings per share

In calculating diluted earnings per share, the amount of profit attributable to the Parent and the weighted average number of shares issued, excluding the average number of treasury shares, are adjusted to consider all the dilutive effects inherent to potential shares (see Note 28.d).

Accordingly, diluted earnings per share after the Merger were determined as follows:

	2016	2017	2018

Profit attributable to the Parent	16,536	18,678	19,353
Profit attributable to the Parent (net of non-controlling interest)	16,536	18,678	19,353
Weighted average number of shares outstanding	6,777,381,551	6,777,381,551	6,776,220,369
Dilutive effect of rights on shares	9,612,806	9,612,806	10,773,988
Adjusted number of shares	6,786,994,357	6,786,994,357	6,786,994,357
Diluted earnings per share (pesos)	2.44	2.75	2.85